INVENTORIES	12 Months Ended
Dec. 31, 2020
INVENTORIES
INVENTORIES

7.          INVENTORIES

	December 31,	December 31,
	2020	2019
Materials and supplies	$14,689	$13,403
Finished metal	4,145	8,213
In-circuit	923	329
	$19,757	$21,945

As at December 31, 2020, $1,592 (2019 – $2,500) of depreciation and depletion and $32 (2019 – $69) of site share-based compensation was included in inventory.